OTHER LONG TERM LIABILITIES	12 Months Ended
Feb. 29, 2012
OTHER LONG TERM LIABILITIES
OTHER LONG TERM LIABILITIES

11. OTHER LONG TERM LIABILITIES

        Other long term liabilities are apportioned as follows:

	February 29, 2012	February 28, 2011
Warranty accrual	418	1,562
Deferred Revenue	645	437

Total Other Long Term Liabilities	1,063	1,999